Borrowings and financial liabilities - Collaboration agreement with AFM-Telethon, BIO101 project (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Nov. 19, 2021	Jun. 30, 2021	Dec. 31, 2020	Apr. 30, 2020
Disclosure of financial liabilities [line items]
Amount of agreement		€ 10,000,000	€ 32,000,000		€ 24,000,000
Principal amount of loan	€ 15,000,000		€ 4,000,000	€ 9,000,000
AFM Telethon - BIO101
Disclosure of financial liabilities [line items]
Amount of agreement	€ 400,000
Repayment period	2 years